Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class A Shares)	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class A Shares, without a sales charge, returned 10.35% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class A Shares)	April 30, 2001	4.55%	12.10%	6.90%
JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge		10.35	13.31	7.48
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Apr. 30, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000012324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class C Shares)	$168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class C Shares, without a sales charge, returned 9.78% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class C Shares)	April 30, 2001	8.78%	12.74%	7.04%
JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge		9.78	12.74	7.04
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Apr. 30, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000012320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class I Shares)	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class I Shares returned 10.59% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class I Shares)	October 31, 2001	10.59%	13.59%	7.75%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Oct. 31, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000012321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class L Shares
Trading Symbol	FLMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class L Shares)	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class L Shares returned 10.77% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class L Shares)	November 13, 1997	10.77%	13.78%	7.96%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Nov. 13, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JMVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class R2 Shares returned 10.04% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R2 Shares)	November 3, 2008	10.04%	13.02%	7.20%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.40% of the Fund's Class R2 Shares average daily net assets to 1.35% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JMVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class R3 Shares returned 10.30% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R3 Shares)	September 9, 2016	10.30%	13.30%	7.47%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.15% of the Fund's Class R3 Shares average daily net assets to 1.10% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class R4 Shares returned 10.61% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R4 Shares)	September 9, 2016	10.61%	13.59%	7.74%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.90% of the Fund's Class R4 Shares average daily net assets to 0.85% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class R5 Shares returned 10.78% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R5 Shares)	September 9, 2016	10.78%	13.76%	7.92%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.75% of the Fund's Class R5 Shares average daily net assets to 0.70% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173242 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund's Class R6 Shares returned 10.86% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Value Index (the "Index") returned 11.53% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance.
  The Fund not owning Robinhood Markets and MicroStrategy detracted from performance.
  The Fund’s security selection in the health care and technology sectors contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and Williams Companies Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R6 Shares)	September 9, 2016	10.86%	13.87%	8.01%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Value Index		11.53	13.71	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,538,820,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 73,989,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,538,820
Total number of portfolio holdings	97
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$73,989

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R6 Shares average daily net assets to 0.60% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments